Employee Benefit Plans Weighted Average Assumptions (Details) - Pension Plan [Member]	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.90%	2.00%
Expected long‑term rate of return on plan assets	0.90%	0.90%
Salary scale	2.25%	2.25%
Pension increases	1.00%	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.97%	2.95%
Expected long‑term rate of return on plan assets	3.12%	3.15%
Salary scale	4.58%	4.90%
Pension increases	3.46%	3.30%